CONSOLIDATED STATEMENTS OF CAPITALIZATION - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Secured Long-term debt:
Total Secured Long-term debt	$ 11,940,359	$ 10,915,054
Obligations under finance leases	61,335	68,876
Obligation under Rocky Mountain transactions	27,945	26,151
Other	2,256	1,550
Patronage capital and membership fees	1,192,127	1,130,423
Subtotal	13,224,022	12,142,054
Less: long-term debt and finance leases due within one year	(322,102)	(281,238)
Less: unamortized debt issuance costs	(96,588)	(95,883)
Less: unamortized bond discounts on long-term debt	(17,554)	(16,025)
Total capitalization	12,787,778	11,748,908
Federal Financing Bank (FFB) | First mortgage notes payable to the Federal Financing Bank at interest rates varying from 1.03% to 8.21% (average rate of 3.40% at December 31, 2022) due in quarterly installments through 2048
Secured Long-term debt:
Total Secured Long-term debt	2,758,753	2,601,365
Federal Financing Bank (FFB) | First mortgage notes payable to the Federal Financing Bank at interest rates varying from 1.44% to 4.01% (average rate of 2.94% at December 31, 2022) due in quarterly installments through 2044
Secured Long-term debt:
Total Secured Long-term debt	4,325,395	3,925,493
Public | First mortgage bonds payable: Series 2006 First Mortgage Bonds, 5.534%, due 2031 through 2035
Secured Long-term debt:
Total Secured Long-term debt	$ 300,000	300,000
Interest rate (as a percent)	5.534%
Public | First mortgage bonds payable: Series 2007 First Mortgage Bonds, 6.191%, due 2024 through 2031
Secured Long-term debt:
Total Secured Long-term debt	$ 500,000	500,000
Interest rate (as a percent)	6.191%
Public | First mortgage bonds payable: Series 2009B First Mortgage Bonds, 5.95%, due 2039
Secured Long-term debt:
Total Secured Long-term debt	$ 400,000	400,000
Interest rate (as a percent)	5.95%
Public | First mortgage bonds payable: Series 2009 Clean renewable energy bond, 1.81%, due 2024
Secured Long-term debt:
Total Secured Long-term debt	$ 2,021	3,031
Interest rate (as a percent)	1.81%
Public | First mortgage bonds payable: Series 2010A First Mortgage Bonds, 5.375% due 2040
Secured Long-term debt:
Total Secured Long-term debt	$ 450,000	450,000
Interest rate (as a percent)	5.375%
Public | First mortgage bonds payable: Series 2011A First Mortgage Bonds, 5.25% due 2050
Secured Long-term debt:
Total Secured Long-term debt	$ 300,000	300,000
Interest rate (as a percent)	5.25%
Public | First mortgage bonds payable: Series 2012A First Mortgage Bonds, 4.20% due 2042
Secured Long-term debt:
Total Secured Long-term debt	$ 250,000	250,000
Interest rate (as a percent)	4.20%
Public | First mortgage bonds payable: Series 2014A First Mortgage Bonds, 4.55% due 2044
Secured Long-term debt:
Total Secured Long-term debt	$ 250,000	250,000
Interest rate (as a percent)	4.55%
Public | First mortgage bonds payable: Series 2016A First Mortgage Bonds, 4.25% due 2046
Secured Long-term debt:
Total Secured Long-term debt	$ 250,000	250,000
Interest rate (as a percent)	4.25%
Public | First Mortgage Bonds Payable: Series 2018A First Mortgage Bonds, 5.05% Due 2048
Secured Long-term debt:
Total Secured Long-term debt	$ 500,000	500,000
Interest rate (as a percent)	5.05%
Public | First Mortgage Bonds Payable Series 2020A First Mortgage Bonds, 3.75% Due 2048
Secured Long-term debt:
Total Secured Long-term debt	$ 450,000	450,000
Interest rate (as a percent)	3.75%
Public | First Mortgage Bonds Payable Series 2022A First Mortgage Bonds, 4.50% Due 2047
Secured Long-term debt:
Total Secured Long-term debt	$ 500,000	0
Interest rate (as a percent)	4.50%
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: 2013A Appling, Burke and Monroe, Term rate bonds, 1.50% through April 1, 2020, due 2038 through 2040
Secured Long-term debt:
Total Secured Long-term debt	$ 212,760	212,760
Interest rate (as a percent)	1.50%
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: Series 2017 A, B Burke, Indexed put bonds - weekly reset, 4.61% due 2040 through 2045
Secured Long-term debt:
Total Secured Long-term debt	$ 91,645	122,620
Interest rate (as a percent)	4.61%
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: Series 2017 C, D Burke, Remarketed in 2018 to fixed rate bonds, 4.125%, due 2041 through 2045
Secured Long-term debt:
Total Secured Long-term debt	$ 200,000	200,000
Interest rate (as a percent)	4.125%
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: Series 2017E Burke, Remarketed in 2018 to term rate bonds, 3.25% through February 3, 2025, due 2041 through 2045
Secured Long-term debt:
Total Secured Long-term debt	$ 100,000	100,000
Interest rate (as a percent)	3.25%
Georgia Development Authorities | First mortgage notes issued in connection with the sale of pollution control revenue bonds: Series 2017 F Burke, Remarketed in 2018 to term rate bonds, 3.00% through February 1, 2023, due 2041 through 2045
Secured Long-term debt:
Total Secured Long-term debt	$ 99,785	$ 99,785
Interest rate (as a percent)	3.00%